Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income/(loss)	$ (14,466)	$ 9,862	$ 10,379
Adjustments to reconcile net income/(loss) to net cash generated from operating activities
Depreciation of property and equipment	5,646	6,500	5,112
Amortization of intangible assets	12,149	38,741	38,314
Allowance for doubtful accounts	4	$ 1,767	$ 4,921
Loss on disposal of property and equipment	4
Gain from barter transactions	(409)	$ (4,428)	$ (2,059)
Share-based compensation	9,728	7,644	2,096
Decrease in fair value of warrants		(8,054)	(1,531)
Share of loss / (income) from equity investee	12	259	(25)
Investment income on short-term investments	(997)	$ (317)	(356)
Impairment of intangible assets			$ 808
Loss on exchange of warrants		$ 405
Deemed disposal gain on long-term investments	(702)	(449)
Interest expense accrued on long-term payable	239	163
Deferred taxes	873	(1,856)	$ (822)
Deferred government grants	(1,969)	(2,059)	(1,284)
Changes in operating assets and liabilities:
Accounts receivable	1,395	4,699	13,655
Prepayments and other assets	3,815	(9,180)	(333)
Due from/to related parties	(70)	(168)	(96)
Accounts payable	301	$ 2,569	$ 5,924
Inventories	(526)
Deferred revenue	(294)	$ (2,643)	$ 12,630
Income tax payable	153	(5)	116
Accrued liabilities and other payables	(1,122)	4,752	(1,916)
Net cash generated from operating activities	13,764	48,202	85,533
Cash flows from investing activities
Acquisition of property and equipment	(4,931)	(7,770)	(7,372)
Purchase of short-term investments	(222,157)	(330,471)	(246,153)
Proceeds from disposal of short-term investments	175,513	$ 341,792	$ 213,506
Proceeds from disposal of fixed assets	25
Proceeds from disposal of Kankan	16,687
Purchase of intangible assets	(11,894)	$ (38,056)	$ (36,005)
Acquisition of long-term investments	(8,330)	(2,359)	$ (1,390)
Acquisition of Kingsoft Cloud Storage business		(33,000)
Loans (to)/repayment of loan from employees	105	(767)	$ (856)
Advance to or repayment of advance from a shareholder		85	(82)
Net cash used in investing activities	(54,982)	(70,546)	$ (78,352)
Cash flows from financing activities
Repurchase of shares	$ (1,287)	(69,303)
Proceeds from initial public offering		93,881
Payment of initial public offering expenses		(3,504)
Prepayment for share repurchase plan	$ 288	(1,000)
Governments grants received	1,055	856	$ 2,487
Proceeds from exercise of vested share options	$ 4,974	1,523
Initial public offering expenses reimbursement received		1,158
Net cash generated from financing activities	$ 5,030	333,268	$ 2,487
Net increase/(decrease) in cash and cash equivalents	(36,188)	310,924	9,668
Cash and cash equivalents at beginning of year	404,275	93,906	81,906
Effect of exchange rates on cash and cash equivalents	(6,310)	(555)	2,332
Cash and cash equivalents at end of year	$ 361,777	$ 404,275	$ 93,906
Supplemental disclosure of cash flow information
Interests paid
Income tax paid	$ 82	$ 241
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	$ 4,468	240	$ 4,157
Initial public offering expenses in form of other payables		712
Purchase of intangible assets in form of accounts payable	$ 62	21,860	$ 25,695
Acquisition of intangible assets in form of barter transactions		$ 4,030	$ 4,058
Beneficial Conversion Feature of convertible preferred shares from their modifications
Deemed contribution from Series C preferred shareholders
Deemed dividend to certain shareholders from repurchase of shares		$ 14,926
Acceleration of amortization of beneficial conversion feature		49,346
Deemed dividend to preferred shareholders upon initial public offering		32,807
Series D Preferred Stock [Member]
Adjustments to reconcile net income/(loss) to net cash generated from operating activities
Loss on exchange of warrants	$ (405)
Non cash investing and financing activities
Deemed dividend to preferred shareholders		279
Accretion to preferred shares redemption value		1,870	$ 4,300
Series E Preferred Shares [Member]
Cash flows from financing activities
Issuance of preferred shares		275,314
Issuance of warrants		34,686
Payment of Series E financing expenses		(343)
Non cash investing and financing activities
Accretion to preferred shares redemption value		12,754
Amortization of beneficial conversion feature		4,139
Acceleration of amortization of beneficial conversion feature		$ 49,346
Series C [Member]
Non cash investing and financing activities
Beneficial Conversion Feature of convertible preferred shares from their modifications
Series C To One Series C [Member]
Non cash investing and financing activities
Contingent beneficial conversion feature		$ 57